Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management

4.Financial risk management

4.1Financial risk factors

The Companies activities are subject to several financial risks: market risk (including exchange rate risk and interest rate risk), credit risk and liquidity risk. The Companies strive to minimize potential unfavorable effects from these risks on the Companies’ financial results.

The aim of the Companies’ financial operations is to:

●	Ensure that the Companies can meet their financial obligations timely
●	Manage financial risks; and,
●	Ensure a supply of necessary financing.

The Companies’ risk management is predominantly controlled by senior management.

Market risk - Currency risk (transaction risk)

The Companies operate internationally and are exposed to foreign exchange risk where invoicing is made in a currency other than the functional currency, primarily the U.S. dollar. Mitigation of this risk occurs naturally by partially matching costs in the same foreign currency i.e. in U.S. Dollars and obtaining borrowings, as required, in U.S. dollars. The currency risk is monitored on a regular basis. The Companies have not entered into derivative currency arrangements.

Exposure

The Company’s exposure to currency risk from monetary assets and liabilities denominated in foreign currencies, was as follows:

	As of December 31, 2021
USD’000	U.S.$	EUR	GBP	CNY
Trade receivables	$31,641	$6,517	$1,695	$690
Trade payable	2,918	1,379	219	378
Interest-bearing loans and borrowings	—	—	—	—

	As of December 31, 2020
USD’000	U.S.$	EUR	GBP	CNY
Trade receivables	$22,683	$3,722	$1,587	$30
Trade payable	2,740	305	219	—
Interest-bearing loans and borrowings	58,359	5,454	—	—

Sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in U.S. Dollar exchange rates against SEK as of December 31, 2021 and 2020, with all other variables held constant. The impact on the Company’s loss before tax is due to changes in the fair value of monetary item assets and monetary liabilities. There is no additional impact on the components of equity because the company did not have any item that directly affected equity. The Company’s exposure to foreign currency changes for all other currencies is not material.

The below analysis is based on FX-changes of 3% on the USD.

The Group’s debt structure was repaid post IPO during 2021. As a result, there are no mitigating effects of the debt as seen in 2020.

The Company’s risk exposure in USD:

As of December 31,
2021
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of U.S. Dollars)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$908
USD/SEK exchange rate - decrease 3%	(908)

As of December 31,
2020
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of U.S. Dollars)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$(1,016)
USD/SEK exchange rate - decrease 3%	1,016

Market risk - Interest-rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s main interest rate risk arises from long-term interest-bearing liabilities with variable rates, which expose the Company to cash flow interest rate risk.

As of December 31, 2021, the Company do not have any outstanding debt or other debt structures other than leasing.

Interest rate derivative instruments are not used by the company.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Companies are exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions. Credit risk relates primarily to customer credit limits, which are subject to certain credit rating rules and authorization processes. However, the majority of the Companies customer base tend to be blue chip global companies and therefore such customers usually have strong credit ratings. Company’s sales are concentrated such that 44% of sales in 2021 and 52% of sales in 2020 are with biopharmaceutical and academia customers based in the U.S. U.S. Dollar denominated trade receivables as of December 31, 2021 and 2020 amounted to $31,640 thousand and $22,683 thousand, respectively.

The maximum default risk for the Companies is equivalent to the net receivables reported in the Consolidated Financial Statements. The Companies have historically almost non-existent credit losses and based on historical data of credit losses together with a forward-looking assessment, the expected credit loss for trade receivables is not material. (see Note 17, ‘Trade receivables’).

The Company’s cash at bank is held in Investment Grade credit rated banks.

Other financial assets at amortized cost include rental deposits. The credit risk for other financial assets at amortized cost as at December 31, 2021 and 2020 is not material and no credit loss reserve has been recognized.

Liquidity risk

Credit facilities at banks together with cash at bank allows the Company to meet its liquidity risk obligations as they come due. The shareholder loan was converted to equity during 2020. (see Note 22, ‘Related party transactions’).

The following table includes an analysis of the Company’s financial liabilities, grouped according to their maturity dates based on contractual undiscounted payments and considers the period remaining until their contractual maturity date as at December 31, 2021 and 2020:

		Less
		than	1 to 3	3 to 5	More than
As per December 31, 2021	Total	1 year	years	years	5 years
Loan facilities (Note 15.1)	$—	$—	$—	$—	$—
Lease liabilities (Note 15.1)	8,379	2,952	3,124	2,262	40
Advance invoiced customers (Note 15.2)	5,447	5,447	—	—	—
Accounts payable (Note 15.2)	8,668	8,668	—	—	—

		Less
		than	1 to 3	3 to 5	More than
As per December 31, 2020	Total	1 year	years	years	5 years
Loan facilities (Note 15.1)	$98,332	$—	$—	$98,332	$—
Lease liabilities (Note 15.1)	5,394	2,428	2,629	108	229
Advance invoiced customers (Note15.2)	7,367	7,367	—	—	—
Accounts payable (Note 15.2)	6,658	6,658	—	—	—

4.2Capital management

For the purpose of the Companies’ capital management, capital includes issued capital, other contributed capital and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Companies’ capital management is to maximize the shareholder value.